Share-based Payments - Share options outstanding by range of exercise prices (Details)	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	67,372	458,174	1,220,826
Options outstanding, weighted average exercise price (USD per share)	$ 0.75	$ 2.65	$ 2.47
Options exercisable, number (shares) | shares	67,372	457,663
Options exercisable, weighted average exercise price (USD per share)	$ 0.75	$ 2.65
Options exercisable, weighted average remaining years (in years)	3.92	3.64
$0.59 - 0.66
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	53,037	78,563
Options outstanding, weighted average exercise price (USD per share)	$ 0.61	$ 0.62
Options exercisable, number (shares) | shares		78,563
Options exercisable, weighted average exercise price (USD per share)		$ 0.62
Options exercisable, weighted average remaining years (in years)	3.64	4.86
$0.59 - 0.66 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 0.59	$ 0.59
$0.59 - 0.66 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	0.66	0.66
1.14
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 1.14	$ 1.14
Options outstanding, number (shares) | shares	13,606	21,024
Options outstanding, weighted average exercise price (USD per share)	$ 1.14	$ 1.14
Options exercisable, number (shares) | shares		20,513
Options exercisable, weighted average exercise price (USD per share)		$ 1.14
Options exercisable, weighted average remaining years (in years)	5.07	6.07
$3.18
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 3.18	$ 3.18
Options outstanding, number (shares) | shares	729	358,587
Options outstanding, weighted average exercise price (USD per share)	$ 3.18	$ 3.18
Options exercisable, number (shares) | shares		358,587
Options exercisable, weighted average exercise price (USD per share)		$ 3.18
Options exercisable, weighted average remaining years (in years)	2.33	3.23